Derivative Financial Instruments - Disclosure of Range of Exercise Prices of Outstanding Share Purchase Warrants (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Equinox Gold
Derivative Financial Instruments [Line Items]
Percent of proceeds received from exercise of warrants	90.00%
Common Stock of Equinox Gold
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares	1
Common Stock of Solaris
Derivative Financial Instruments [Line Items]
Number of securities called by warrant (in shares) | shares	0.25
Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of warrants (in shares) | shares	1,669,517	19,025,158	24,051,190
Weighted average exercise price (in dollars per share)	$ 8.69	$ 14.00	$ 12.00
$5.05 - $5.30 | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of warrants (in shares) | shares	614,117
Weighted average exercise price (in dollars per share)	$ 5.30
$10.42 - $10.81 | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of warrants (in shares) | shares	1,055,400
Weighted average exercise price (in dollars per share)	$ 10.66
Bottom of range | $5.05 - $5.30 | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Range of exercise price (in dollars per share)	5.05
Bottom of range | $10.42 - $10.81 | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Range of exercise price (in dollars per share)	10.42
Top of range | $5.05 - $5.30 | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Range of exercise price (in dollars per share)	5.30
Top of range | $10.42 - $10.81 | Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Range of exercise price (in dollars per share)	$ 10.81